advance billings and customer deposits (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of advance billings and customer deposits
Advance billings	$ 714	$ 662
Deferred customer activation and connection fees	4	5
Customer deposits	21	12
Contract liabilities	739	679	$ 661
Other	203	212
Total	$ 942	$ 891